22. Fair Value (Details 1) - Fair Value Level 2 - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets: (market approach)
MSRs	$ 939,577	$ 1,004,948
OREO	$ 966,738	$ 201,386